Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Furniture and Equipment	Computer Equipment	Total

Cost:
At December 31, 2021	$14,249	$41,751	$56,000
Additions	-	-	-
Disposals	-	-	-

At December 31, 2022	14,249	41,751	56,000

Depreciation:
At December 31, 2021	12,808	39,915	52,723
Depreciation	288	551	839

At December 31, 2022	13,096	40,466	53,562

Net book value at December 31, 2022	$1,153	$1,285	$2,438

	Furniture and Equipment	Computer Equipment	Total

Cost:
At December 31, 2020	$14,249	$41,751	$56,000
Additions	-	-	-
Disposals	-	-	-

At December 31, 2021	14,249	41,751	56,000

Depreciation:
At December 31, 2020	12,447	39,128	51,575
Depreciation	361	787	1,148

At December 31, 2021	12,808	39,915	52,723

Net book value at December 31, 2021	$1,441	$1,836	$3,277